SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INTANGIBLE ASSETS (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 5,101
2022	2,611
2023	2,271
2024	$ 77